UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: April 30

Date of reporting period: October 31, 2011

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

October 31, 2011

Investment Commentary and

Semi-Annual

Repor t

Legg Mason

Capital Management

All Cap Fund

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

II	Legg Mason Capital Management All Cap Fund

Fund objective

The Fund seeks long-term capital growth.

Investment commentary

“The true investor welcomes volatility.” — Warren Buffett

Long-term opportunities abound. The market has been unusually volatile in the past three years, leading many participants to view stocks as increasingly risky. However, volatility and risk are two distinct things. Long-term, disciplined investors can take advantage of recent volatility and risk aversion in the market to construct thoughtful portfolios that we believe can generate solid absolute and relative risk-adjusted returns over the next three years.

Volatility vs. risk. Volatility is a state of being unstable. Investors can express a view on volatility through the widely followed Volatility Index (“VIX”)i, traded on the Chicago Board Options Exchange. The index is frequently referred to as a measure of investor fear and mistakenly as a gauge of market risk. It is important to recognize the VIX Index is not a measure of risk, but of future expected volatility, with prices expected to move either higher or lower. Volatility has accelerated since 2008. While the VIX exceeded 40 only three times in the eighteen-year period ending in 2007, it has done so three more times in the past three years.

Risk is an exposure to a chance of a loss. While volatility can be associated with either good or bad outcomes that cannot be predicted with precision, risk connotes a negative outcome.

Warren Buffett wrote in his 1993 shareholders letter that “the true investor welcomes volatility…because a wildly fluctuating market means that irrationally low prices will be periodically attached to solid businesses.” Unfortunately, the average investor currently has a short time horizon and a low tolerance for volatility. Investors also have recently experienced a “lost decade,” with equities generating the worst total return over any rolling ten-year period in over 170 years. Consequently and unsurprisingly, investors have voted with their feet by fleeing the asset class, shifting capital to fixed-income and overseas markets, and seemingly ignoring a surplus of attractive investment opportunities in the marketplace today.

As Chairman of Legg Mason Capital Management’s Investment Risk Analysis Committee, I am part of a team effort to develop tools designed to better measure, monitor and analyze risk at the security, portfolio and market levels. At the market level, the Risk Committee’s Market Risk Dashboard tracks over a dozen indicators and provides a long-term perspective on the risk appetites/risk aversion cycles in the market. Credit spread, volatility, correlation, valuation and

The Investment Commentary is not a part of the Semi-Annual Report.

Legg Mason Capital Management All Cap Fund	III

economic indicators supply a good perspective on the fear and greed in the market.

Risk aversion: a full circle. These tools have provided immeasurable assistance in portfolio management decisions in the past several volatile years. For instance, risk aversion reached generational highs in the second half of 2008. Economically sensitive and financially levered stocks were purchased in the All Cap Fund at that time as the stocks plunged to levels well below their intrinsic value and risk aversion ballooned to epic proportions. At that time, embedded expectations built into prices began to mirror near-depression levels of economic activity.

By the fourth quarter in 2009, risk appetites began to return toward normal, leading to the decision to diversify All Cap by adding names like Wal-Mart, Merck and CVS. We believe that these stocks were undervalued in their own right, but also act as ballast in more choppy markets. This de-risking and diversifying process continued through this summer as the Fund’s betaii and tracking error dropped noticeably.

However, the recent sharp correction in the market since late July changed the Dashboard’s indicators swiftly and decisively, putting most measures clearly in a “risk-aversion” position as investors have grown increasingly gloomy and fearful.

Why has this occurred? Investors have watched the slow-moving financial crisis unfold in Europe over the past year since Greek troubles first started regularly making headlines in the spring of 2010. Recognizing the pattern of a weakening economy and teetering, undercapitalized banks in Europe, many investors feel like they have seen this movie before. The U.S. movie had its premiere in 2008, while the European remake is now screening in theaters across the Atlantic. Investors, with vivid recent memories of a severe recession and nearly dysfunctional banking system, have raced for the exits leading to a nearly 20% decline in the S&P 500 Indexiii and more severe declines in mid- and small-cap stocks in a little over two months ending in early October.

Despite the recent rally, many of the Risk Dashboard’s risk indicators are one to three standard deviations above average (see chart below), which generally has been a good time to invest over the past few decades.

Indicator	% of Observations Below Current Reading
Investment grade bond spreads over Treasuries	89%
Junk bond spreads over Treasuries	74%
VIX	95%
Median three-month correlations of S&P 500 stocks	99%
S&P 500 forward P/E ratioiv	4%
S&P 500 P/B ratio[v]	5%

Source:LMCM Risk Dashboard, November 14, 2011

For example, risk aversion is in the 89th percentile (data is available since 1987) as measured by investment grade bond spreads, 74th percentile (since 1987) for junk bond spreads, 95th percentile (since 1990) for the VIX, and 99th percentile (since 1974) for correlations. Meanwhile, forward P/E and P/B ratios for the S&P 500 have been lower just 4% and 5% of the time (since 1993), respectively, despite record low interest rates. While one risk indicator is more neutral currently, specifically valuation spreads between the highest and lowest multiple stocks, the risk cycle has almost come full circle in the past three years and is now squarely in the risk aversion position in my opinion.

The Investment Commentary is not a part of the Semi-Annual Report.

IV	Legg Mason Capital Management All Cap Fund

Investment commentary (cont’d)

However, I believe there are some very important differences signaling that the current movie will not end the same way with a severe recession in the U.S. First, the U.S. banking system is already much better capitalized than it was in 2008. Second, the economy still operates well below its potential after the recent recession, so fewer excesses need to be worked off. Third, pent up demand from deferred purchases from the 2008 recession still linger in cyclical sectors such as Autos and Housing. Fourth, inventories are broadly in good shape across most industries. Finally, policy makers can draw on the experiences from 2008 to make better decisions.

Taking advantage of the volatility. The changing composition of the All Cap Fund over the past three years demonstrates one way investors can use the increased volatility to their advantage. The strategy has become more defensive when risk aversion is normal or below normal, and more offensive when risk aversion increases substantially.

Extreme levels of risk aversion currently in the market, excessive concern regarding another severe recession, and low valuation levels present a very good opportunity for long-term investors to put capital to work, and I have been doing just that. The recent shift in portfolio composition for All Cap is occurring after an extended period of gradually reducing the Fund’s exposure to economically sensitive sectors during the eighteen-month period ending this summer.

Like 2008, we have tilted the All Cap Fund during the most recent slump toward more economically sensitive, but undervalued, securities in the Consumer Discretionary, Energy and Industrials sectors, while maintaining its overweight in the Information Technology space. I would note that even with the changes just enacted, the Fund is more diversified by industry and number of securities compared to three years ago, which should lead to steadier returns, all else equal. I believe these changes will improve risk-adjusted returns over the next few years as economic growth resumes and risk appetites return to normal.

Sincerely,

Jay Leopold, CFA

Portfolio Manager

November 17, 2011

Any discussion of individual securities is intended to inform shareholders as to the basis (in whole or in part) for previously made decisions by a portfolio manager to buy, sell or hold a security in a portfolio. References to specific securities are not intended, and should not be relied upon, as the basis for anyone to buy, sell or hold any security. Investors seeking financial advice regarding the appropriateness of investing in any securities or investment strategies should consult their financial professional.

Portfolio holdings and breakdowns are as of October 31, 2011 and are subject to change and may not be representative of the portfolio managers’ current or future investments. The Fund’s top ten holdings (as a percentage of net assets) as of this date were: EMC Corp. (3.9%), International Business Machines Corp. (3.5%), Time Warner Inc. (2.8%), Red Hat Inc. (2.4%), UnitedHealth Group Inc. (2.3%), Viacom Inc., Class B Shares (2.2%), TD Ameritrade Holding Corp. (2.1%), 3M Co. (2.1%), Merck & Co. Inc. (2.0%) and Baker Hughes Inc. (1.9%). Please refer to pages 5 through 9 for a list and percentage breakdown of the Fund’s holdings.

The mention of sector breakdowns is for informational purposes only and should not be construed as a recommendation to purchase or sell any securities. The information provided regarding such sectors is not a sufficient basis upon which to make an investment decision. Investors seeking financial advice regarding the appropriateness of investing in any securities or investment strategies discussed should consult their financial professional. The Fund’s top five sector holdings (as a percentage of net assets) as of October 31, 2011 were: Information Technology (25.1%), Industrials (14.5%), Consumer

The Investment Commentary is not a part of the Semi-Annual Report.

Legg Mason Capital Management All Cap Fund	V

Discretionary (14.1%), Financials (13.1%) and Health Care (11.6%). The Fund’s portfolio composition is subject to change at any time.

The views expressed in this commentary reflect those solely of the portfolio manager as of the date of this commentary and may differ from those of Legg Mason, Inc. as a whole or the other portfolio managers of its affiliates. Any such views are subject to change at any time based on market or other conditions. These views are not intended to be a forecast of future events, a guarantee of future results or investment advice. The information contained herein has been prepared from sources believed to be reliable, but cannot be guaranteed. Forecasts and predictions are inherently limited and should not be relied upon as an indication of actual or future performance. Investors should not use this information as the sole basis for investment decisions.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]

VIX is a volatility index for the Chicago Board Options Exchange, known by its ticker symbol, VIX. It is calculated by taking a weighted average of the implied volatility from eight calls and puts on the S&P 100 Index.

ii

Beta measures the sensitivity of the investment to the movements of its benchmark. A beta higher than 1.0 indicates the investment has been more volatile than the benchmark and a beta of less than 1.0 indicates that the investment has been less volatile than the benchmark.

iii	The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

iv	The price-to-earnings (“P/E”) ratio is a stock’s price divided by its earnings per share.

[v]	The price-to-book (“P/B”) ratio is a stock’s price divided by the stock’s per share book value.

The Investment Commentary is not a part of the Semi-Annual Report.

October 31, 2011

Semi-Annual

Repor t

Legg Mason

Capital Management

All Cap Fund

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Legg Mason Capital Management All Cap Fund 2011 Semi-Annual Report	1

Letter from the chairman

Dear Shareholder,

We are pleased to provide the semi-annual report of Legg Mason Capital Management All Cap Fund for the six-month reporting period ended October 31, 2011.

Total returns for the Fund, excluding sales charges, for the six-month period ended October 31, 2011 are presented below, along with those of the Fund’s unmanaged benchmark and Lipper peer group:

Performance Snapshot as of October 31, 2011 (unaudited)
(excluding sales charges)	6 months
Legg Mason Capital Management All Cap Fund:
Class 1[1]	-11.12%
Class A	-11.20%
Class B2	-11.65%
Class C	-11.39%
Class I	-10.98%
Russell 3000 Index[i]	-8.28%
Lipper Multi-Cap Core Funds Category Average[3]	-10.33%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated August 31, 2011, the gross total annual operating expense ratios for Class 1, Class A, Class B, Class C and Class I shares were 1.11%, 1.43%, 2.25%, 1.93% and 1.12%, respectively.

[1]

Effective July 27, 2007, Class 1 shares were closed to all new purchases and incoming exchanges. Investors owning Class 1 shares on that date are permitted to continue to maintain their then-current Class 1 shares, but are no longer permitted to add to their Class 1 share positions (excluding reinvestment of dividends and distributions).

[2]

Effective July 1, 2011, the Fund no longer offers Class B shares for purchase by new and existing investors. Individual investors who owned Class B shares on June 30, 2011 may continue to hold those shares but may not add to their Class B share positions except through dividend reinvestment. Class B shares are also available for incoming exchanges.

[3]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended October 31, 2011, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 788 funds in the Fund’s Lipper category, and excluding sales charges.

2	Legg Mason Capital Management All Cap Fund 2011 Semi-Annual Report

Letter from the chairman (cont’d)

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets is not expected to exceed 1.00% for Class I shares. In addition, the total annual operating expenses for Class 1 shares are expected to be at least 0.25% lower than those for Class A shares. These expense limitation arrangements cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts previously waived or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation in effect at the time the fees were earned or the expenses incurred.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/individualinvestors. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

November 25, 2011

RISKS: Diversification does not assure against market loss. Equity securities are subject to price fluctuation and possible loss of principal. The Fund may invest in small- and mid-cap companies that may involve a higher degree of risk and volatility than investments in large-cap companies. International investments are subject to special risks, including currency fluctuation, as well as social, economic and political uncertainties, which could increase volatility. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. The Fund is non-diversified, which means that the Fund is permitted to invest a greater proportion of its assets in the securities of a smaller number of issuers. To the extent the Fund concentrates its assets in fewer issuers, the Fund will be more susceptible to negative events affecting those issuers. Please see the Fund’s prospectus for a more complete discussion of these and other risks, and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

Legg Mason Capital Management All Cap Fund 2011 Semi-Annual Report	3

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of October 31, 2011 and April 30, 2011. The Fund is actively managed. As a result, the composition at the Fund’s investments is subject to change at any time.

4	Legg Mason Capital Management All Cap Fund 2011 Semi-Annual Report

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on May 1, 2011 and held for the six months ended October 31, 2011.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charges[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class 1	-11.12%	$1,000.00	$888.80	1.09%	$5.18	Class 1	5.00%	$1,000.00	$1,019.66	1.09%	$5.53
Class A	-11.20	1,000.00	888.00	1.41	6.69	Class A	5.00	1,000.00	1,018.05	1.41	7.15
Class B	-11.65	1,000.00	883.50	2.35	11.13	Class B	5.00	1,000.00	1,013.32	2.35	11.89
Class C	-11.39	1,000.00	886.10	1.90	9.01	Class C	5.00	1,000.00	1,015.58	1.90	9.63
Class I	-10.98	1,000.00	890.20	1.00	4.75	Class I	5.00	1,000.00	1,020.11	1.00	5.08

[1]	For the six months ended October 31, 2011.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class B and C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 366.

Legg Mason Capital Management All Cap Fund 2011 Semi-Annual Report	5

Schedule of investments (unaudited)

October 31, 2011

Legg Mason Capital Management All Cap Fund

Security	Shares	Value
Common Stocks — 99.3%
Consumer Discretionary — 14.1%
Hotels, Restaurants & Leisure — 2.2%
Bwin.Party Digital Entertainment PLC	2,405,000	$4,212,247	(a)
Yum! Brands Inc.	98,000	5,249,860
Total Hotels, Restaurants & Leisure		9,462,107
Household Durables — 1.2%
Stanley Black & Decker Inc.	82,200	5,248,470
Media — 6.1%
Time Warner Cable Inc.	76,400	4,865,916
Time Warner Inc.	352,480	12,333,275
Viacom Inc., Class B Shares	223,500	9,800,475
Total Media		26,999,666
Multiline Retail — 1.2%
Kohl’s Corp.	102,100	5,412,321
Specialty Retail — 3.4%
American Eagle Outfitters Inc.	223,000	2,927,990
Best Buy Co. Inc.	133,600	3,504,328
Chico’s FAS Inc.	338,300	4,181,388
Staples Inc.	303,000	4,532,880
Total Specialty Retail		15,146,586
Total Consumer Discretionary		62,269,150
Consumer Staples — 6.6%
Beverages — 1.9%
PepsiCo Inc.	128,500	8,089,075
Food & Staples Retailing — 3.5%
CVS Caremark Corp.	226,000	8,203,800
Wal-Mart Stores Inc.	128,000	7,260,160
Total Food & Staples Retailing		15,463,960
Household Products — 1.2%
Procter & Gamble Co.	84,000	5,375,160
Total Consumer Staples		28,928,195
Energy — 10.2%
Energy Equipment & Services — 4.9%
Baker Hughes Inc.	145,000	8,408,550
National-Oilwell Varco Inc.	73,500	5,242,755
Transocean Ltd.	137,000	7,829,550
Total Energy Equipment & Services		21,480,855

See Notes to Financial Statements.

6	Legg Mason Capital Management All Cap Fund 2011 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

October 31, 2011

Legg Mason Capital Management All Cap Fund

Security	Shares	Value
Oil, Gas & Consumable Fuels — 5.3%
Apache Corp.	34,800	$3,467,124
ConocoPhillips	102,500	7,139,125
Devon Energy Corp.	54,000	3,507,300
Exxon Mobil Corp.	87,801	6,856,380
Noble Energy Inc.	30,000	2,680,200
Total Oil, Gas & Consumable Fuels		23,650,129
Total Energy		45,130,984
Financials — 13.1%
Capital Markets — 6.4%
Blackstone Group LP	293,236	4,313,502
E*TRADE Financial Corp.	300,000	3,255,000	*
Fortress Investment Group LLC, Class A Shares	835,000	2,980,950	*
Morgan Stanley	185,000	3,263,400
State Street Corp.	123,200	4,976,048
TD Ameritrade Holding Corp.	558,000	9,363,240
Total Capital Markets		28,152,140
Commercial Banks — 1.8%
Huntington Bancshares Inc.	880,000	4,558,400
PNC Financial Services Group Inc.	60,000	3,222,600
Total Commercial Banks		7,781,000
Diversified Financial Services — 0.8%
JPMorgan Chase & Co.	108,000	3,754,080
Insurance — 4.1%
Allstate Corp.	70,500	1,856,970
Assured Guaranty Ltd.	645,000	8,217,300
Genworth Financial Inc., Class A Shares	545,000	3,477,100	*
MetLife Inc.	115,000	4,043,400
Syncora Holdings Ltd.	1,550,000	480,500	*
Total Insurance		18,075,270
Total Financials		57,762,490
Health Care — 11.6%
Biotechnology — 1.2%
Celgene Corp.	84,000	5,445,720	*
Health Care Equipment & Supplies — 2.0%
Gen-Probe Inc.	59,500	3,575,950	*
Medtronic Inc.	146,100	5,075,514
Total Health Care Equipment & Supplies		8,651,464

See Notes to Financial Statements.

Legg Mason Capital Management All Cap Fund 2011 Semi-Annual Report	7

Legg Mason Capital Management All Cap Fund

Security	Shares	Value
Health Care Providers & Services — 4.8%
McKesson Corp.	67,000	$5,463,850
UnitedHealth Group Inc.	208,000	9,981,920
WellPoint Inc.	81,400	5,608,460
Total Health Care Providers & Services		21,054,230
Pharmaceuticals — 3.6%
Abbott Laboratories	96,000	5,171,520
Merck & Co. Inc.	251,300	8,669,850
Nektar Therapeutics	381,400	2,067,188	*
Total Pharmaceuticals		15,908,558
Total Health Care		51,059,972
Industrials — 14.5%
Aerospace & Defense — 1.0%
Northrop Grumman Corp.	48,800	2,818,200
Raytheon Co.	30,219	1,335,378
Total Aerospace & Defense		4,153,578
Air Freight & Logistics — 1.3%
United Parcel Service Inc., Class B Shares	78,600	5,520,864
Airlines — 2.4%
Delta Air Lines Inc.	595,300	5,071,956	*
United Continental Holdings Inc.	290,800	5,618,256	*
Total Airlines		10,690,212
Commercial Services & Supplies — 1.8%
Republic Services Inc.	193,520	5,507,579
TMS International Corp., Class A Shares	291,369	2,502,860	*
Total Commercial Services & Supplies		8,010,439
Electrical Equipment — 1.0%
Emerson Electric Co.	93,000	4,475,160
Industrial Conglomerates — 3.7%
3M Co.	116,000	9,166,320
United Technologies Corp.	93,300	7,275,534
Total Industrial Conglomerates		16,441,854
Professional Services — 1.7%
FTI Consulting Inc.	188,700	7,436,667	*
Road & Rail — 1.6%
Hertz Global Holdings Inc.	355,000	4,118,000	*
Old Dominion Freight Line Inc.	85,085	3,111,558	*
Total Road & Rail		7,229,558
Total Industrials		63,958,332

See Notes to Financial Statements.

8	Legg Mason Capital Management All Cap Fund 2011 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

October 31, 2011

Legg Mason Capital Management All Cap Fund

Security	Shares	Value
Information Technology — 25.1%
Communications Equipment — 1.6%
Cisco Systems Inc.	368,900	$6,835,717
Computers & Peripherals — 3.9%
EMC Corp.	702,000	17,206,020	*
Electronic Equipment, Instruments & Components — 2.3%
Avnet Inc.	139,800	4,237,338	*
Jabil Circuit Inc.	279,150	5,739,324
Total Electronic Equipment, Instruments & Components		9,976,662
Internet Software & Services — 1.3%
eBay Inc.	185,000	5,888,550	*
IT Services — 5.9%
International Business Machines Corp.	83,700	15,453,531
Lender Processing Services Inc.	208,500	3,659,175
MasterCard Inc., Class A Shares	20,100	6,979,524
Total IT Services		26,092,230
Semiconductors & Semiconductor Equipment — 4.0%
Micron Technology Inc.	1,070,000	5,981,300	*
NXP Semiconductors NV	300,000	5,391,000	*
Texas Instruments Inc.	210,000	6,453,300
Total Semiconductors & Semiconductor Equipment		17,825,600
Software — 6.1%
Adobe Systems Inc.	139,900	4,114,459	*
MICROS Systems Inc.	100,000	4,922,000	*
Nuance Communications Inc.	284,000	7,520,320	*
Red Hat Inc.	209,000	10,376,850	*
Total Software		26,933,629
Total Information Technology		110,758,408
Materials — 2.4%
Chemicals — 2.4%
Air Products & Chemicals Inc.	44,000	3,790,160
Eastman Chemical Co.	84,000	3,300,360
LyondellBasell Industries NV, Class A Shares	100,000	3,286,000
Total Materials		10,376,520
Telecommunication Services — 0.9%
Diversified Telecommunication Services — 0.9%
AT&T Inc.	137,300	4,024,263

See Notes to Financial Statements.

Legg Mason Capital Management All Cap Fund 2011 Semi-Annual Report	9

Legg Mason Capital Management All Cap Fund

Security			Shares	Value
Utilities — 0.8%
Independent Power Producers & Energy Traders — 0.8%
AES Corp.			321,800	$3,610,596	*
Total Investments before Short-Term Investments (Cost — $405,113,083)				437,878,910

Rate		Maturity Date	Face Amount
Short-Term Investments — 0.4%
Repurchase Agreements — 0.4%
Interest in $325,000,000 joint tri-party repurchase agreement dated 10/31/11 with Deutsche Bank Securities Inc.; Proceeds at maturity — $1,698,005; (Fully collateralized by various U.S. government agency obligations, 0.000% to 5.000% due 12/28/11 to 8/27/14; Market value — $1,731,963) (Cost — $1,698,000)	0.110%	11/1/11	$1,698,000	1,698,000
Total Investments — 99.7% (Cost — $406,811,083#)				439,576,910
Other Assets in Excess of Liabilities — 0.3%				1,238,034
Total Net Assets — 100.0%				$440,814,944

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

10	Legg Mason Capital Management All Cap Fund 2011 Semi-Annual Report

Statement of assets and liabilities (unaudited)

October 31, 2011

Assets:
Investments, at value (Cost — $406,811,083)	$439,576,910
Cash	40
Receivable for securities sold	2,026,167
Dividends and interest receivable	435,779
Receivable for Fund shares sold	127,516
Prepaid expenses	37,317
Total Assets	442,203,729

Liabilities:
Payable for Fund shares repurchased	557,737
Investment management fee payable	298,933
Service and/or distribution fees payable	107,221
Trustees’ fees payable	4,710
Accrued expenses and other liabilities	420,184
Total Liabilities	1,388,785
Total Net Assets	$440,814,944

Net Assets:
Par value (Note 6)	$585
Paid-in capital in excess of par value	846,107,642
Undistributed net investment income	570,315
Accumulated net realized loss on investments and foreign currency transactions	(438,631,727)
Net unrealized appreciation on investments and foreign currencies	32,768,129
Total Net Assets	$440,814,944

Shares Outstanding:
Class 1	21,966,658
Class A	24,456,150
Class B	4,198,640
Class C	7,767,654
Class I	133,116

Net Asset Value:
Class 1 (and redemption price)	$7.67
Class A (and redemption price)	$7.61
Class B*	$7.05
Class C*	$7.16
Class I (and redemption price)	$7.70
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75%)	$8.07

*	Redemption price per share is NAV of Class B and C shares reduced by a 5.00% and 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

Legg Mason Capital Management All Cap Fund 2011 Semi-Annual Report	11

Statement of operations (unaudited)

For the Six Months Ended October 31, 2011

Investment Income:
Dividends	$3,546,188
Interest	2,845
Total Investment Income	3,549,033

Expenses:
Investment management fee (Note 2)	1,613,105
Transfer agent fees (Note 5)	822,681
Service and/or distribution fees (Notes 2 and 5)	700,552
Registration fees	27,233
Fund accounting fees	25,027
Shareholder reports	23,028
Audit and tax	16,469
Trustees’ fees	10,178
Legal fees	7,955
Insurance	5,496
Custody fees	3,616
Miscellaneous expenses	3,542
Total Expenses	3,258,882
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(336)
Net Expenses	3,258,546
Net Investment Income	290,487

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions (Notes 1 and 3):
Net Realized Gain (Loss) From:
Investment transactions	18,552,063
Foreign currency transactions	(2,110)
Net Realized Gain	18,549,953
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	(78,475,559)
Foreign currencies	(1,329)
Change in Net Unrealized Appreciation (Depreciation)	(78,476,888)
Net Loss on Investments and Foreign Currency Transactions	(59,926,935)
Decrease in Net Assets from Operations	$(59,636,448)

See Notes to Financial Statements.

12	Legg Mason Capital Management All Cap Fund 2011 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended October 31, 2011 (unaudited) and the Year Ended April 30, 2011	October 31	April 30

Operations:
Net investment income (loss)	$290,487	$(1,445,263)
Net realized gain	18,549,953	46,585,967
Change in net unrealized appreciation (depreciation)	(78,476,888)	41,193,673
Proceeds from settlement of a regulatory matter	—	1,853,816	†
Increase (Decrease) in Net Assets From Operations	(59,636,448)	88,188,193

Fund Share Transactions (Note 6):
Net proceeds from sale of shares	8,052,259	19,851,146
Cost of shares repurchased	(40,123,215)	(86,192,071)
Decrease in Net Assets From Fund Share Transactions	(32,070,956)	(66,340,925)
Increase (Decrease) in Net Assets	(91,707,404)	21,847,268

Net Assets:
Beginning of period	532,522,348	510,675,080
End of period*	$440,814,944	$532,522,348
* Includes undistributed net investment income of:	$570,315	$279,828

†	The Fund received $48, $477,842, $544,870 and $831,056 for Class 1, A, B and C shares, respectively, related to this distribution.

See Notes to Financial Statements.

Legg Mason Capital Management All Cap Fund 2011 Semi-Annual Report	13

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended April 30, unless otherwise noted:
Class 1 Shares[1]	2011[2]	2011	2010	2009	2008	2007[3]

Net asset value, beginning of period	$8.63	$7.22	$4.68	$7.51	$10.36	$10.41

Income (loss) from operations:
Net investment income (loss)	0.02	0.00 [4]	(0.01)	0.02	0.01	0.00	[4]
Net realized and unrealized gain (loss)	(0.98)	1.41	2.57	(2.85)	(2.86)	(0.05)
Total income (loss) from operations	(0.96)	1.41	2.56	(2.83)	(2.85)	(0.05)

Less distributions from:
Net investment income	—	—	(0.02)	—	—	—
Total distributions	—	—	(0.02)	—	—	—

Net asset value, end of period	$7.67	$8.63	$7.22	$4.68	$7.51	$10.36
Total return[5]	(11.12)%	19.53%	54.78%[6]	(37.68)%	(27.51)%	(0.48)%

Net assets, end of period (000s)	$168,507	$201,704	$189,945	$138,231	$267,372	$450,886

Ratios to average net assets:
Gross expenses	1.09%[7]	1.11%	1.16%	1.16%	0.93%	1.06%[7,8]
Net expenses[9]	1.09 [7,10]	1.11 [10,11]	1.06 [10,11]	1.00 [10,11]	0.90 [10,11]	1.06	[7,8]
Net investment income (loss)	0.45 [7]	0.04	(0.16)	0.45	0.14	0.08	[7]

Portfolio turnover rate	13%	23%	22%	59%	25%	81%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended October 31, 2011 (unaudited).

[3]	For the period February 2, 2007 (inception date) to April 30, 2007.

[4]	Amount represents less than $0.01 per share.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been 53.92%.

[7]	Annualized.

[8]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would both have been 1.06%.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[10]

As a result of an expense limitation arrangement, effective July 30, 2007, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class 1 shares did not exceed Class A shares’ total net annual operating expenses less the 12b-1 fee differential of 0.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[11]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

14	Legg Mason Capital Management All Cap Fund 2011 Semi-Annual Report

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended April 30, unless otherwise noted:
Class A Shares[1]	2011[2]	2011	2010		2009	2008	2007

Net asset value, beginning of period	$8.57	$7.18	$4.65		$7.49	$10.36	$9.42

Income (loss) from operations:
Net investment income (loss)	0.01	(0.02)	(0.03)		0.01	(0.01)	0.01
Net realized and unrealized gain (loss)	(0.97)	1.39	2.56		(2.85)	(2.86)	0.93
Proceeds from settlement of a regulatory matter	—	0.02	—		—	—	—
Total income (loss) from operations	(0.96)	1.39	2.53		(2.84)	(2.87)	0.94

Less distributions from:
Net investment income	—	—	(0.00)	[3]	—	—	—
Total distributions	—	—	(0.00)	[3]	—	—	—

Net asset value, end of period	$7.61	$8.57	$7.18		$4.65	$7.49	$10.36
Total return[4]	(11.20)%	19.36%[5]	54.42%[6]		(37.92)%	(27.70)%	9.98%

Net assets, end of period (000s)	$186,106	$221,353	$205,900		$144,443	$273,593	$443,226

Ratios to average net assets:
Gross expenses	1.41%[7]	1.43%	1.47%		1.54%	1.26%	1.20%[8]
Net expenses[9]	1.41 [7]	1.43	1.37	[10]	1.28 [10,11]	1.15 [10,11]	1.18 [8,10,11,12]
Net investment income (loss)	0.13 [7]	(0.29)	(0.47)		0.18	(0.11)	0.14

Portfolio turnover rate	13%	23%	22%		59%	25%	81%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended October 31, 2011 (unaudited).

[3]	Amount represents less than $0.01 per share.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]

The total return reflects a payment received due to the settlement of a regulatory matter. Absent this payment, the total return would have been 19.08%. Class A received $477,842 related to this distribution.

[6]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been 53.56%.

[7]	Annualized.

[8]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.18% and 1.16%, respectively.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[10]	Reflects fee waivers and/or expense reimbursements.

[11]

As a result of a contractual expense limitation agreement, effective February 5, 2007 until September 1, 2008, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 1.16%.

[12]

As a result of a voluntary expense limitation, prior to February 5, 2007, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expense and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.40%.

See Notes to Financial Statements.

Legg Mason Capital Management All Cap Fund 2011 Semi-Annual Report	15

For a share of each class of beneficial interest outstanding throughout each year ended April 30, unless otherwise noted:
Class B Shares[1]	2011[2]	2011	2010	2009	2008	2007

Net asset value, beginning of period	$7.98	$6.67	$4.36	$7.06	$9.84	$9.02

Income (loss) from operations:
Net investment loss	(0.03)	(0.07)	(0.07)	(0.03)	(0.08)	(0.05)
Net realized and unrealized gain (loss)	(0.90)	1.30	2.38	(2.67)	(2.70)	0.87
Proceeds from settlement of a regulatory matter	—	0.08	—	—	—	—
Total income (loss) from operations	(0.93)	1.31	2.31	(2.70)	(2.78)	0.82

Net asset value, end of period	$7.05	$7.98	$6.67	$4.36	$7.06	$9.84
Total return[3]	(11.65)%	19.64%[4]	52.98%[5]	(38.24)%	(28.25)%	9.09%

Net assets, end of period (000s)	$29,587	$38,933	$43,905	$36,847	$89,574	$218,812

Ratios to average net assets:
Gross expenses	2.35%[6]	2.25%	2.29%	2.25%	2.10%	1.93%[7]
Net expenses[8]	2.35 [6]	2.25	2.19 [9]	2.00 [9,10]	1.92 [9,10]	1.90 [7,9,10,11]
Net investment loss	(0.81) [6]	(1.10)	(1.28)	(0.55)	(0.90)	(0.53)

Portfolio turnover rate	13%	23%	22%	59%	25%	81%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended October 31, 2011 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]

The total return reflects a payment received due to the settlement of a regulatory matter. Absent this payment, the total return would have been 18.44%. Class B received $544,870 related to this distribution.

[5]	The total return includes gains from the settlement of security litigations. Without these gains, the total return would have been 52.06%.

[6]	Annualized.

[7]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.91% and 1.88%, respectively.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[9]	Reflects fee waivers and/or expense reimbursements.

[10]

As a result of a contractual expense limitation arrangement, effective February 5, 2007 until September 1, 2008, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class B shares did not exceed 1.93%.

[11]

As a result of a voluntary expense limitation, prior to February 5, 2007, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class B shares did not exceed 2.15%.

See Notes to Financial Statements.

16	Legg Mason Capital Management All Cap Fund 2011 Semi-Annual Report

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended April 30, unless otherwise noted:
Class C Shares[1]	2011[2]	2011	2010	2009	2008	2007

Net asset value, beginning of period	$8.08	$6.74	$4.38	$7.09	$9.86	$9.03

Income (loss) from operations:
Net investment loss	(0.01)	(0.05)	(0.05)	(0.01)	(0.07)	(0.04)
Net realized and unrealized gain (loss)	(0.91)	1.31	2.41	(2.70)	(2.70)	0.87
Proceeds from settlement of a regulatory matter	—	0.08	—	—	—	—
Total income (loss) from operations	(0.92)	1.34	2.36	(2.71)	(2.77)	0.83

Net asset value, end of period	$7.16	$8.08	$6.74	$4.38	$7.09	$9.86
Total return[3]	(11.39)%	19.88%[4]	53.88%[5]	(38.22)%	(28.09)%	9.19%

Net assets, end of period (000s)	$55,590	$69,656	$70,336	$55,813	$125,841	$266,870

Ratios to average net assets:
Gross expenses	1.90%[6]	1.93%	1.90%	1.86%	1.79%	1.85%[7]
Net expenses[8]	1.90 [6]	1.93	1.80 [9]	1.71 [9]	1.79	1.85 [7,9,10]
Net investment loss	(0.36) [6]	(0.79)	(0.89)	(0.26)	(0.77)	(0.40)

Portfolio turnover rate	13%	23%	22%	59%	25%	81%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended October 31, 2011 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]

The total return reflects a payment received due to the settlement of a regulatory matter. Absent this payment, the total return would have been 18.69%. Class C received $831,056 related to this distribution.

[5]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been 52.97%.

[6]	Annualized.

[7]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would both have been 1.83%.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[9]	Reflects fee waivers and/or expense reimbursements.

[10]

As a result of voluntary expense limitation, prior to February 5, 2007, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 2.15%.

See Notes to Financial Statements.

Legg Mason Capital Management All Cap Fund 2011 Semi-Annual Report	17

For a share of each class of beneficial interest outstanding throughout each year ended April 30, unless otherwise noted:
Class I Shares[1]	2011[2]	2011	2010	2009	2008[3]

Net asset value, beginning of period	$8.65	$7.23	$4.69	$7.51	$10.26

Income (loss) from operations:
Net investment income (loss)	0.02	0.01	(0.01)	0.04	0.02
Net realized and unrealized gain (loss)	(0.97)	1.41	2.58	(2.86)	(2.77)
Total income (loss) from operations	(0.95)	1.42	2.57	(2.82)	(2.75)

Less distributions from:
Net investment income	—	—	(0.03)	—	—
Total distributions	—	—	(0.03)	—	—

Net asset value, end of period	$7.70	$8.65	$7.23	$4.69	$7.51
Total return[4]	(10.98)%	19.64%	54.76%[5]	(37.55)%	(26.80)%

Net assets, end of period (000s)	$1,025	$876	$589	$210	$99

Ratios to average net assets:
Gross expenses	1.08%[6]	1.12%	1.17%	0.99%	0.90%[6]
Net expenses[7]	1.00 [6,8,9]	0.99 [8,9]	1.01 [8,9]	0.61 [8]	0.90 [6]
Net investment income (loss)	0.53 [6]	0.15	(0.14)	0.79	0.49 [6]

Portfolio turnover rate	13%	23%	22%	59%	25%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended October 31, 2011 (unaudited).

[3]	For the period October 2, 2007 (inception date) to April 30, 2008.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been 54.33%.

[6]	Annualized.

[7]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

As a result of an expense limitation arrangement, effective September 18, 2009, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 1.00%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

See Notes to Financial Statements.

18	Legg Mason Capital Management All Cap Fund 2011 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Legg Mason Capital Management All Cap Fund (the “Fund”) is a non-diversified separate investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of fair valuation techniques and methodologies. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Legg Mason Capital Management All Cap Fund 2011 Semi-Annual Report	19

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common stocks†	$433,666,663	$4,212,247	—	$437,878,910
Short-term investments†	—	1,698,000	—	1,698,000
Total investments	$433,666,663	$5,910,247	—	$439,576,910

†	See Schedule of Investments for additional detailed categorizations.

For the six months ended October 31, 2011, as a result of fair value pricing procedures for international equities utilized by the Fund, certain securities transferred in and out of level 1 and level 2 measurements during the period.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign

20	Legg Mason Capital Management All Cap Fund 2011 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(e) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(g) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(h) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund

Legg Mason Capital Management All Cap Fund 2011 Semi-Annual Report	21

intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of October 31, 2011, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by Internal Revenue Service and state departments of revenue.

(i) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Capital Management, LLC, (“LMCM”) is the Fund’s investment manager and Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the sub-administrator to the Fund. LMCM and LMPFA are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.70% of the Fund’s average daily net assets up to $2 billion and 0.65% of the Fund’s average daily net assets in excess of $2 billion.

LMPFA provides certain administrative services to the Fund pursuant to a sub-administration agreement between LMCM and LMPFA. LMCM, not the Fund, pays LMPFA for its services as sub-administrator.

As a result of expense limitation arrangements between the Fund and LMCM, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class 1 shares did not exceed the total net annual operating expense of Class A shares less the 12b-1 differential of 0.25%. In addition, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 1.00%. These expense limitation arrangements cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

During the six months ended October 31, 2011, fees waived and/or expenses reimbursed amounted to $336.

The investment manager is permitted to recapture amounts previously waived or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expense incurred. In no case will the investment manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

22	Legg Mason Capital Management All Cap Fund 2011 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 5.75% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 5.00% on Class B shares, which applies if redemption occurs within one year from purchase payment. This CDSC declines by 1.00% per year until no CDSC is incurred. Class C shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

Effective July 1, 2011, the Fund no longer offers Class B shares for purchase by new and existing investors. Individual investors who owned Class B shares on June 30, 2011 may continue to hold these shares but may not add to their Class B share positions except through dividend reinvestment. Class B shares are also available for incoming exchanges.

Effective July 27, 2007, the Fund’s Class 1 shares were closed to all purchases and incoming exchanges. Investors owning Class 1 shares on that date may continue to maintain their current Class 1 shares, but are no longer permitted to add to their Class 1 shares positions (excluding reinvestment of dividends and distributions).

For the six months ended October 31, 2011, LMIS and its affiliates received sales charges of approximately $32,000 on sales of the Fund’s Class A shares. In addition, for the six months ended October 31, 2011, CDSCs paid to LMIS and its affiliates were approximately:

	Class A		Class B	Class C
CDSCs	$0	*	$23,000	$1,000

*	Amount represents less than $1,000.

The Fund had adopted an unfunded, non-qualified deferred compensation plan (the “Plan”) which allowed non-interested trustees (“Independent Trustees”) to defer the receipt of all or a portion of their fees earned until a later date specified by the Independent Trustees. The deferred balances are reported in the Statement of Assets and Liabilities under Trustees’ fees payable and are considered a general obligation of the Fund and any payments made pursuant to the Plan will be made from the Fund’s general assets. The Plan was terminated effective January 1, 2006. This change had no effect on fees previously deferred. As of October 31, 2011, the Fund had accrued $3,710 as deferred compensation payable.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

Legg Mason Capital Management All Cap Fund 2011 Semi-Annual Report	23

3. Investments

During the six months ended October 31, 2011, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$60,975,432
Sales	86,282,924

At October 31, 2011, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$80,904,594
Gross unrealized depreciation	(48,138,767)
Net unrealized appreciation	$32,765,827

4. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the six months ended October 31, 2011, the Fund did not invest in any derivative instruments.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 distribution plan and under that plan the Fund pays a service fee with respect to its Class A, B and C shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to its Class B and C shares calculated at the annual rate of 0.75% of the average daily net assets of each respective class. Service and distribution fees are accrued daily and paid monthly.

For the six months ended October 31, 2011, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class 1	—	$291,599
Class A	$241,358	388,805
Class B	162,226	97,519
Class C	296,968	43,375
Class I	—	1,383
Total	$700,552	$822,681

For the six months ended October 31, 2011, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class 1	—
Class A	—
Class B	—
Class C	—
Class I	$336
Total	$336

24	Legg Mason Capital Management All Cap Fund 2011 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

6. Shares of beneficial interest

At October 31, 2011, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended October 31, 2011		Year Ended April 30, 2011
	Shares	Amount	Shares	Amount
Class 1
Shares repurchased	(1,418,744)	$(10,903,268)	(2,929,238)	$(21,504,543)
Net decrease	(1,418,744)	$(10,903,268)	(2,929,238)	$(21,504,543)

Class A
Shares sold	921,452	$7,018,584	2,139,387	$15,547,109
Shares repurchased	(2,297,162)	(17,440,172)	(4,996,042)	(36,426,195)
Net decrease	(1,375,710)	$(10,421,588)	(2,856,655)	$(20,879,086)

Class B
Shares sold	43,286	$329,324	374,799	$2,551,302
Shares repurchased	(725,372)	(5,176,146)	(2,080,350)	(14,132,453)
Net decrease	(682,086)	$(4,846,822)	(1,705,551)	$(11,581,151)

Class C
Shares sold	53,204	$379,672	172,844	$1,209,111
Shares repurchased	(905,197)	(6,513,942)	(1,995,342)	(13,749,010)
Net decrease	(851,993)	$(6,134,270)	(1,822,498)	$(12,539,899)

Class I
Shares sold	43,530	$324,679	68,090	$543,624
Shares repurchased	(11,658)	(89,687)	(48,321)	(379,870)
Net increase	31,872	$234,992	19,769	$163,754

7. Capital loss carryforward

As of April 30, 2011, the Fund had a net capital loss carryforward of approximately $454,017,295, of which $11,972,942 expires in 2012, $221,005 expires in 2013, $267,247,472 expires in 2017 and $174,575,876 expires in 2018. These amounts will be available to offset any future taxable capital gains.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Legg Mason Capital Management All Cap Fund 2011 Semi-Annual Report	25

8. Legal matters

Beginning in May 2004, class action lawsuits alleging violations of the federal securities laws were filed against Citigroup Global Markets Inc. (“CGM”), a former distributor of the Fund, and other affiliated funds (collectively, the “Funds”) and a number of its then affiliates, including Smith Barney Fund Management LLC (“SBFM”) and Salomon Brothers Asset Management Inc. (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to replead as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against Citigroup Asset Management, SBAM and SBFM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Fund was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

On December 3, 2007, the court granted the Defendants’ motion to dismiss, with prejudice. On January 2, 2008, the plaintiffs filed a notice of appeal to the Second Circuit Court of Appeals. The appeal was fully briefed and oral argument before the

26	Legg Mason Capital Management All Cap Fund 2011 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

U.S. Court of Appeals for the Second Circuit took place on March 5, 2009. On June 9, 2011, the Court of Appeals issued a Summary Order affirming the District Court’s dismissal of all claims with the exception of Plaintiffs’ Section 36(b) claim as it relates to Transfer Agent fees paid to an affiliate of the Managers. The case has been remanded to the District Court for further proceedings in accordance with the Summary Order.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

9. Other tax information

On December 22, 2010, President Obama signed into law the Regulated Investment Company Modernization Act of 2010 (the “Act”). The Act updates certain tax rules applicable to regulated investment companies (“RICs”). The various provisions of the Act will generally be effective for RICs with taxable years beginning after December 22, 2010. Additional information regarding the impact of the Act on the Fund, if any, will be contained within the relevant sections of the notes to the financial statements for the fiscal year ending April 30, 2012.

10. Recent accounting pronouncements

In April 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-03, Transfers and Servicing (Topic 860) — Reconsideration of Effective Control for Repurchase Agreements (“ASU No. 2011-03”) related to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. ASU No. 2011-03 modifies the criteria for determining effective control of transferred assets and as a result certain agreements may now be accounted for as secured borrowings. ASU No. 2011-03 is effective prospectively for new transfers and existing transactions that are modified in the first interim or annual period beginning on or after December 15, 2011. Management is currently evaluating the impact the adoption of ASU No. 2011-03 will have on the Fund’s financial statements and related disclosures.

In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) — Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU No. 2011-04”). ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements. ASU No. 2011-04 is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact the adoption of ASU No. 2011-04 will have on the Fund’s financial statements and related disclosures.

Legg Mason Capital Management

All Cap Fund

Trustees

Paul R. Ades

Andrew L. Breech

Dwight B. Crane

R. Jay Gerken Chairman

Frank G. Hubbard

Howard J. Johnson

David E. Maryatt

Jerome H. Miller

Ken Miller

John J. Murphy

Thomas F. Schlafly

Jerry A. Viscione

Investment manager

Legg Mason Capital Management, LLC

Sub-administrator

Legg Mason Partners Fund Advisor, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Co-transfer agents

Boston Financial Data Services, Inc.

2000 Crown Colony Drive

Quincy, MA 02169

BNY Mellon Asset Servicing

4400 Computer Drive

Westborogh, MA 0158

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, NY 10154

Legg Mason Capital Management All Cap Fund

The Fund is a separate investment series of Legg Mason Partners Equity Trust, a Maryland statutory trust.

Legg Mason Capital Management All Cap Fund

Legg Mason Funds

55 Water Street

New York, NY 10041

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926 (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Legg Mason Capital Management All Cap Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

©2011 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;
•	Account balances, transactions, and mutual fund holdings and positions;
•	Online account access user IDs, passwords, security challenge question responses; and
•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;
•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and
•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

Revised April 2011

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com/individualinvestors

©2011 Legg Mason Investor Services, LLC Member FINRA, SIPC

FDXX010552 12/11 SR11-1529

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Equity Trust

By:	/S/ R. JAY GERKEN
Chief Executive Officer of
Legg Mason Partners Equity Trust

Date:	December 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ R. JAY GERKEN
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Equity Trust

Date:	December 23, 2011

By:	/S/ RICHARD F. SENNETT
(Richard F. Sennett)
Principal Financial Officer of
Legg Mason Partners Equity Trust

Date:	December 23, 2011